SIGNIFICANT ACCOUNTING POLICIES (Summary of Fair Value Assumptions) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	61.00%	69.00%	127.00%
Risk-free interest	1.24%	1.03%	0.56%
Expected life (in years)	4 years	4 years	4 years